Inventory (Details) - Unaudited Interim [Member] - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Raw materials	$ 9,241	$ 11,126
Finished goods	1,480	2,284
Total inventory	$ 10,721	$ 13,410